Statement of Financial Position (Unaudited) - USD ($) $ in Millions		Mar. 31, 2016		Dec. 31, 2015		Mar. 31, 2015
Assets
Cash and equivalents		$ 75,075		$ 70,483
Investment securities (Note 3)		32,974		31,973
Current receivables		25,918		27,022
Inventories (Note 4)		23,907		22,515
Financing receivables - net (Note 5)		11,903		12,052
Other GE Capital Receivables		6,409		6,782
Property, plant and equipment - net (Note 6)		53,786		54,095
Receivables from GE Capital (debt assumption)		0		0		$ 0
Investment in GE Capital		0		0
Goodwill (Note 7)		66,212		65,526
Other intangible assets - net (Note 7)		16,890		17,798
Contract Assets (Note 8)		21,654		21,156
All other assets		39,625		36,797
Deferred income taxes (Note 11)		3,214		3,105
Assets of businesses held for sale (Note 2)		3,013		2,818
Assets of discontinued operations (Note 2)		81,615		120,951
Total assets(a)	[1]	462,193		493,072
Liabilities and equity
Short-term borrowings (Note 9)		51,082		49,860
Accounts payable, principally trade accounts		13,150		13,680
Progress collections and price adjustments accrued		16,342		15,776
Dividends payable		2,153		2,167
Other GE current liabilities		21,552		23,597
Non-recourse borrowings of consolidated securitization entities (Note 9)		2,780		3,083
Long-term borrowings (Note 9)		132,187		144,659
Deferred tax liabilities		0		0
Investment contracts, insurance liabilities and insurance annuity benefits		26,318		25,692
Non-current compensation and benefits		40,415		40,487
All other liabilities		22,459		23,612
Liabilities of businesses held for sale (Note 2)		1,020		861
Liabilities of discontinued operations (Note 2)		36,944		46,487
Total liabilities(a)	[1]	366,403		389,962
Redeemable noncontrolling interest (Note 12)		3,036		2,972		73
Preferred stock value (5,944,250 shares outstanding at both March 31, 2016 and December 31, 2015)		6		6
Common stock (9,195,657,000 and 9,379,288,000 shares outstanding at March 31, 2016 and December 31, 2015, respectively)		702		702
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	[2]	680		460
Currency translation adjustments	[2]	(5,500)		(5,499)
Cash flow hedges	[2]	(26)		(80)
Benefit plans	[2]	(10,859)		(11,410)
Other capital		37,377		37,613
Retained earnings		137,750		140,020
Less common stock held in treasury		(69,042)		(63,539)
Total GE shareowners' equity		91,088		98,274		108,560
Noncontrolling interests(c) (Note 12)		1,667	[3]	1,864	[3]	8,738
Total equity		92,755		100,138		$ 117,298
Total liabilities, redeemable noncontrolling interests and equity		462,193		493,072
GE
Assets
Cash and equivalents	[4]	9,297		10,372
Investment securities (Note 3)	[4]	97		151
Current receivables	[4]	14,420		14,707
Inventories (Note 4)	[4]	23,839		22,449
Financing receivables - net (Note 5)	[4]	0		0
Other GE Capital Receivables	[4]	0		0
Property, plant and equipment - net (Note 6)		19,659		20,145	[4]
Receivables from GE Capital (debt assumption)	[4]	73,623		84,704
Investment in GE Capital	[4]	38,213		46,227
Goodwill (Note 7)	[4]	63,841		63,157
Other intangible assets - net (Note 7)	[4]	16,493		17,366
Contract Assets (Note 8)	[4]	21,654		21,156
All other assets	[4]	12,537		12,813
Deferred income taxes (Note 11)	[4]	7,467		7,666
Assets of businesses held for sale (Note 2)	[4]	3,013		2,818
Assets of discontinued operations (Note 2)	[4]	9		9
Total assets(a)	[4]	304,163		323,738
Liabilities and equity
Short-term borrowings (Note 9)	[4],[5]	20,659		19,792
Accounts payable, principally trade accounts	[4]	18,297		19,250
Progress collections and price adjustments accrued	[4]	16,342		15,776
Dividends payable	[4]	2,153		2,167
Other GE current liabilities	[4]	21,549		23,595
Non-recourse borrowings of consolidated securitization entities (Note 9)	[4]	0		0
Long-term borrowings (Note 9)	[4],[5]	72,353		83,309
Investment contracts, insurance liabilities and insurance annuity benefits	[4]	0		0
Non-current compensation and benefits	[4]	39,588		39,472
All other liabilities	[4]	16,239		16,217
Liabilities of businesses held for sale (Note 2)	[4]	1,506		1,409
Liabilities of discontinued operations (Note 2)	[4]	127		128
Total liabilities(a)	[4]	208,813		221,115
Redeemable noncontrolling interest (Note 12)	[4]	3,036		2,972
Preferred stock value (5,944,250 shares outstanding at both March 31, 2016 and December 31, 2015)		6	[4]	6
Common stock (9,195,657,000 and 9,379,288,000 shares outstanding at March 31, 2016 and December 31, 2015, respectively)	[4]	702		702
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	[4]	680		460
Currency translation adjustments	[4]	(5,500)		(5,499)
Cash flow hedges	[4]	(26)		(80)
Benefit plans	[4]	(10,859)		(11,410)
Other capital	[4]	37,377		37,613
Retained earnings	[4]	137,750		140,020
Less common stock held in treasury	[4]	(69,042)		(63,539)
Total GE shareowners' equity	[4]	91,088		98,274
Noncontrolling interests(c) (Note 12)	[4]	1,226		1,378
Total equity	[4]	92,314		99,651
Total liabilities, redeemable noncontrolling interests and equity	[4]	304,163		323,738
GE Capital
Assets
Cash and equivalents		65,778		60,111
Investment securities (Note 3)		32,882		31,827
Current receivables		0		0
Inventories (Note 4)		68		66
Financing receivables - net (Note 5)		23,715		25,003
Other GE Capital Receivables		15,109		15,455
Property, plant and equipment - net (Note 6)		34,892		34,781
Receivables from GE Capital (debt assumption)		0		0
Investment in GE Capital		0		0
Goodwill (Note 7)		2,370		2,370
Other intangible assets - net (Note 7)		399		435
Contract Assets (Note 8)		0		0
All other assets		28,607		25,081
Deferred income taxes (Note 11)		(4,253)		(4,561)
Assets of businesses held for sale (Note 2)		0		0
Assets of discontinued operations (Note 2)		81,606		120,942
Total assets(a)		281,172		311,508
Liabilities and equity
Short-term borrowings (Note 9)	[5]	48,736		48,617
Accounts payable, principally trade accounts		2,082		1,745
Progress collections and price adjustments accrued		0		0
Dividends payable		0		0
Other GE current liabilities		0		0
Non-recourse borrowings of consolidated securitization entities (Note 9)		2,780		3,083
Long-term borrowings (Note 9)	[5]	116,257		128,478
Investment contracts, insurance liabilities and insurance annuity benefits		26,955		26,155
Non-current compensation and benefits		818		1,006
All other liabilities		8,073		9,351
Liabilities of businesses held for sale (Note 2)		0		0
Liabilities of discontinued operations (Note 2)		36,817		46,359
Total liabilities(a)		242,518		264,795
Redeemable noncontrolling interest (Note 12)		0		0
Preferred stock value (5,944,250 shares outstanding at both March 31, 2016 and December 31, 2015)		6		6
Common stock (9,195,657,000 and 9,379,288,000 shares outstanding at March 31, 2016 and December 31, 2015, respectively)		0		0
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities		683		456
Currency translation adjustments		(773)		(898)
Cash flow hedges		(24)		(112)
Benefit plans		(534)		(540)
Other capital		12,570		12,326
Retained earnings		26,286		34,988
Less common stock held in treasury		0		0
Total GE shareowners' equity		38,213		46,227
Noncontrolling interests(c) (Note 12)		441		486
Total equity		38,655		46,713
Total liabilities, redeemable noncontrolling interests and equity		$ 281,172		$ 311,508

[1]	(a) Our consolidated assets at March 31, 2016 included total assets of $ 7,295 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 4,590 million and investment securities of $ 1,493 million w ithin continuing operations and assets of discontinued operations of $ 468 million. Our consolidated liabilities at March 31, 2016 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 2,780 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $ 41 million. See Note 16.
[2]	(b) The sum of accu mulated other comprehensive income (loss) (AOCI) attributable to the Company was $ (15,705) million and $ (16,529) million at March 31, 2016 and December 31, 2015 , respectively.
[3]	(c) Included AOCI attributable to noncontrolling interests of $ (262) mi llion and $ (264) million at March 31, 2016 and December 31, 2015 , respectively.
[4]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[5]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. The short-term borrowings were $17,268 million and $17,642 million and the long-term borrowings were $56,355 million and $67,062 million at March 31, 2016 and December 31, 2015, respectively. See Note 9 for addition al information.